Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information
Segment Information

20. SEGMENT INFORMATION

The Company engages in various fields of business and industries by providing products and services which are categorized into the following segments: Farm & Industrial Machinery; Water & Environment Systems; Social Infrastructure; and Other. The Farm & Industrial Machinery segment manufactures and distributes farm equipment, engines, and construction machinery. The Water & Environment Systems segment manufactures and distributes pipe-related products and environment-related products. The Social Infrastructure segment manufactures and distributes industrial castings, spiral welded steel pipes, vending machines, electronic equipped machinery, and air-conditioning equipment. The Other segment includes construction, services and other businesses.

The segments represent the components of the Company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate the Company's resources and evaluate performance. The segments also represent the Company's organizational structure principally based on the nature of products and services.

The accounting policies for the reporting segments are consistent with the accounting policies used in the Company's consolidated financial statements.

Reporting Segments

Information by reporting segment is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment Systems	Social Infrastructure	Other	Adjustments	Consolidated
2011:
Revenues:
External customers	¥651,518	¥192,768	¥60,439	¥28,960	¥—	¥933,685
Intersegment	64	1,594	2,657	15,837	(20,152)	—

Total	651,582	194,362	63,096	44,797	(20,152)	933,685

Operating income	¥86,487	¥13,121	¥2,463	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥170,691	¥62,092	¥39,386	¥166,027	¥1,356,852
Depreciation	15,870	6,010	1,931	697	2,009	26,517
Capital expenditures	13,871	4,861	3,764	691	764	23,951

2010:
Revenues:
External customers	¥616,726	¥222,949	¥63,293	¥27,676	¥—	¥930,644
Intersegment	77	611	2,710	14,091	(17,489)	—

Total	616,803	223,560	66,003	41,767	(17,489)	930,644

Operating income	¥60,485	¥19,723	¥2,699	¥2,629	¥(15,834)	¥69,702

Identifiable assets at March 31, 2010	¥930,480	¥186,768	¥65,519	¥42,246	¥184,020	¥1,409,033
Depreciation	18,489	6,033	1,933	552	1,896	28,903
Capital expenditures	14,820	5,969	1,992	741	2,516	26,038

2009:
Revenues:
External customers	¥754,416	¥234,275	¥86,480	¥32,311	¥—	¥1,107,482
Intersegment	52	1,748	2,872	14,085	(18,757)	—

Total	754,468	236,023	89,352	46,396	(18,757)	1,107,482

Operating income	¥103,831	¥3,121	¥8,004	¥1,812	¥(13,953)	¥102,815

Identifiable assets at March 31, 2009	¥899,104	¥206,793	¥73,947	¥45,225	¥160,755	¥1,385,824
Depreciation	20,040	6,062	1,953	485	1,927	30,467
Capital expenditures	24,072	5,285	1,988	618	1,374	33,337

(Notes)

1.	The unallocated corporate expenses included in "Adjustments" amounted to ¥18,066 million, ¥15,834 million, and ¥13,953 million for the years ended March 31, 2011, 2010, and 2009, respectively. The unallocated corporate assets included in "Adjustments" amounted to ¥182,602 million, ¥190,282 million, and ¥167,079 million at March 31, 2011, 2010, and 2009, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. "Adjustments" also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Revenues from External Customers by Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Farm & Industrial Machinery:
Farm Equipment and Engines	¥580,671	¥561,165	¥671,292
Construction Machinery	70,847	55,561	83,124

	651,518	616,726	754,416

Water & Environment Systems:
Pipe-related Products	121,836	144,465	153,514
Environment-related Products	70,932	78,484	80,761

	192,768	222,949	234,275

Social Infrastructure	60,439	63,293	86,480
Other	28,960	27,676	32,311

Total	¥933,685	¥930,644	¥1,107,482

Geographic Segments

Information for revenues from external customers by destination and long-lived assets based on physical location are summarized as follows:

(¥ in millions)
	2011	2010	2009
Revenues from external customers by destination for the years ended March 31:
Japan	¥477,913	¥501,663	¥549,189
North America	189,330	174,371	274,151
Europe	75,762	67,791	108,742
Asia Outside Japan	160,533	148,589	139,069
Other Areas	30,147	38,230	36,331

Total	¥933,685	¥930,644	¥1,107,482

Long-lived assets based on physical location at March 31:
Japan	¥177,460	¥183,042	¥190,662
North America	16,146	20,210	21,442
Asia Outside Japan	18,794	13,983	10,002
Other Areas	4,958	3,658	3,515

Total	¥217,358	¥220,893	¥225,621

(Notes)

1.	Revenues from North America include those from the United States of ¥167,553 million, ¥146,319 million, and ¥236,473 million for the years ended March 31, 2011, 2010, and 2009, respectively.
2.	There is no single customer, revenues from whom exceed 10% of total consolidated revenues of the Company.